Summary of Significant Accounting Policies and Nature of Operations (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012 reporting_unit	Aug. 31, 2011 reporting_unit	Feb. 28, 2013 reportable_segment	May 31, 2012 reporting_unit	May 31, 2012 reportable_segment geographic_market product_category principal_sales_channel operation_location country	May 31, 2011	Sep. 05, 2007	Jul. 11, 2007	Jun. 13, 2007
Offer price									$ 46.00
Borrowings to finance portion of the Offer and pay related fees and expenses								$ 4,181,000,000
Percentage of outstanding Shares tendered to Purchaser								82.00%
Percentage of shareholders voted to approve the proposed merger							91.00%
Number of worldwide locations with operations (over 50)					50
Approximate number of countries with distribution					90
Time period of development of highly durable joint replacement systems (over 30 years)					30 years
Number of reportable segments			1		1
Number of major product categories					5
Number of geographic units					3
Held-to-maturity investments				0	0
Swap liability			(66,600,000)	(76,200,000)	(76,200,000)	(96,800,000)
Number of principal sales channels					4
Number of reporting units eliminated upon reorganization		3
Number of reporting units for purposes of testing goodwill	6	8		6
Senior Secured Term Loan Facility [Member]
Amount of credit agreement								6,165,000,000.0
Short-term [Member]
Swap liability			(23,800,000)	(36,000,000)	(36,000,000)	(62,600,000)
Long-term [Member]
Swap liability			(44,600,000)	(41,000,000)	(41,000,000)	(34,800,000)
Credit valuation adjustment [Member]
Swap liability			$ 1,800,000	$ 800,000	$ 800,000	$ 600,000